Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Provisions for Other Liabilities and Charges

All figures in £ millions	Property	Disposals and closures	Legal and other	Total
At 1 January 2020	16	—	49	65
Exchange differences	—	—	(3)	(3)
Charged to income statement	1	4	11	16
Released to income statement	(2)	—	(5)	(7)
Utilised	(7)	—	(36)	(43)
Transfer from trade and other liabilities	—	—	5	5

At 31 December 2020	8	4	21	33

Summary of Analysis of Provisions

Analysis of provisions:

	2020
All figures in £ millions	Property	Disposals and closures	Legal and other	Total
Current	2	4	19	25
Non-current	6	—	2	8

	8	4	21	33

	2019
Current	9	—	43	52
Non-current	7	—	6	13

	16	—	49	65